Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FORUM FUNDS
Entity Central Index Key	0000315774
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000012485
Shareholder Report [Line Items]
Fund Name	Lisanti Small Cap Growth Fund
Trading Symbol	ASCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lisanti Small Cap Growth Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Lisanti Small Cap Growth Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://lisantismallcap.com/investing-in-the-fund. You can also request this information by contacting us at (800) 441-7031.

Additional Information Phone Number	(800) 441-7031
Additional Information Website	https://lisantismallcap.com/investing-in-the-fund
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lisanti Small Cap Growth Fund	$154	1.35%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Performance of the Fund in 2024 was driven by individual stock selection. The Fund’s investment process focuses on companies that have individual, idiosyncratic drivers of growth and are showing or on the path to show strong operating leverage. This focus was the main driver of performance. At the sector level, the Information Technology, Consumer Discretionary and Industrials sectors contributed to the Fund’s performance; the Fund was overweight all three sectors, which also was a positive contributor to performance. The Financials and Communications Services sectors detracted from performance. The Financials sector underperformed because the Fund was underweight banks, and Communications Services sector underperformed due to stock selection. Our top three contributors were Super Micro Computer, Inc; Q2 Holdings, Inc., and FTAI Aviation LTD; our bottom three detractors were Harmonic Inc., Magnite, Inc., and Apellis Pharmaceuticals, Inc.

During the year ended December 31, 2024, the Fund’s use of current investment strategies did not cause the Fund’s performance to deviate materially from the manager’s expectations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Lisanti Small Cap Growth Fund	Russell 2000® Index	Russell 2000 Growth Index
12/31/14	$10,000	$10,000	$10,000
03/31/15	$10,561	$10,432	$10,663
06/30/15	$11,324	$10,475	$10,874
09/30/15	$10,192	$9,227	$9,453
12/31/15	$9,982	$9,559	$9,862
03/31/16	$9,105	$9,413	$9,400
06/30/16	$9,189	$9,770	$9,705
09/30/16	$10,229	$10,654	$10,600
12/31/16	$10,713	$11,595	$10,978
03/31/17	$11,331	$11,881	$11,565
06/30/17	$12,085	$12,174	$12,073
09/30/17	$12,834	$12,864	$12,823
12/31/17	$13,689	$13,294	$13,411
03/31/18	$14,155	$13,283	$13,720
06/30/18	$15,545	$14,312	$14,712
09/30/18	$17,416	$14,824	$15,525
12/31/18	$13,430	$11,830	$12,163
03/31/19	$15,788	$13,555	$14,248
06/30/19	$16,774	$13,839	$14,640
09/30/19	$15,765	$13,507	$14,029
12/31/19	$16,871	$14,849	$15,628
03/31/20	$13,165	$10,303	$11,601
06/30/20	$18,290	$12,922	$15,149
09/30/20	$20,120	$13,559	$16,234
12/31/20	$25,788	$17,813	$21,040
03/31/21	$27,221	$20,075	$22,066
06/30/21	$28,478	$20,937	$22,930
09/30/21	$27,712	$20,024	$21,634
12/31/21	$28,543	$20,453	$21,636
03/31/22	$24,430	$18,914	$18,904
06/30/22	$18,226	$15,661	$15,264
09/30/22	$18,303	$15,319	$15,301
12/31/22	$17,875	$16,273	$15,933
03/31/23	$18,733	$16,718	$16,901
06/30/23	$19,263	$17,589	$18,093
09/30/23	$17,142	$16,687	$16,769
12/31/23	$18,654	$19,028	$18,906
03/31/24	$21,204	$20,013	$20,340
06/30/24	$21,825	$19,357	$19,746
09/30/24	$23,032	$21,152	$21,407
12/31/24	$23,822	$21,223	$21,772

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Lisanti Small Cap Growth Fund	27.71%	7.14%	9.07%
Russell 2000® Index	11.54%	7.40%	7.82%
Russell 2000 Growth Index	15.15%	6.86%	8.09%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Fund changed its primary benchmark from the Russell 2000 Growth Index to the Russell 2000 Index due to regulatory requirements. The Fund retained the Russell 2000 Growth Index as a secondary benchmark because the Russell 2000 Growth Index more closely aligns with the Fund’s investment strategies and investment restrictions.
Prior Market Index Comparison [Text Block]	The Fund retained the Russell 2000 Growth Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet	$ 27,641,429
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 60,281
InvestmentCompanyPortfolioTurnover	223.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$27,641,429
# of Portfolio Holdings	89
Portfolio Turnover Rate	223%
Investment Advisory Fees (Net of fees waived)	$60,281

Holdings [Text Block]

Sector Weightings

(% total investments)*

Value	Value
Industrials	28.0%
Information Technology	25.7%
Health-Care	17.7%
Consumer Discretionary	16.9%
Financials	5.9%
Consumer Staples	3.2%
Communication Services	1.5%
Materials	1.1%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% total  investments)*

Q2 Holdings, Inc.	2.54%
Astera Labs, Inc.	2.51%
Construction Partners, Inc., Class A	2.47%
Xometry, Inc., Class A	2.24%
RH	2.01%
Freshpet, Inc.	1.87%
Comfort Systems USA, Inc.	1.86%
Warby Parker, Inc.	1.83%
Boot Barn Holdings, Inc.	1.79%
Kornit Digital, Ltd.	1.72%

* excluding cash equivalents